GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 are as follows:

	Year ended December 31,
	2014	2015

Balance at the beginning of the year	$72,438	$67,698

Acquisition of subsidiaries	613	2,588
Functional currency translation adjustments	(5,353)	(251)

Balance at the year end	$67,698	$70,035